BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
BASIS OF PREPARATION

2. BASIS OF PREPARATION

Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

New Standards and Interpretations adopted

IFRS 17 – Insurance Contracts. This standard introduces a general measurement model which is based on a risk-adjusted present value of future cash flows as an insurance contract is fulfilled. The Company adopted this standard on January 1, 2023 and it did not have a significant impact to the Company.

New Standards and Interpretations not yet adopted

The following future IFRS standards have not yet been adopted by the Company:

Amendment to IFRS 16 – Leases on sale and leaseback. This amendment specifies how an entity accounts for a sale and leaseback after the date of the transaction. This is effective for annual periods beginning on or after January 1, 2024 and is not expected to have a significant impact on the Company.

Amendment to IFRS 1 – Non-current liabilities with covenants. This amendment specifies how an entity must comply within twelve months after the reporting period affecting the classification of a liability. This is effective for annual periods beginning on or after January 1, 2024 and is not expected to have a significant impact on the Company.

Amendment to IAS 7 and IFRS 7 – Supplier finance. This amendment requires disclosures of supplier finance arrangements and their impact to a company’s liquidity risk. This is effective for annual periods beginning on or after January 1, 2024 and is not expected to have a significant impact on the Company.

Kolibri Global Energy Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2023 and 2022

(Audited, expressed in thousands of United States dollars)

Amendments to IAS 21 – Lack of Exchangeability. These amendments specify accounting for transactions in foreign currency that are not exchangeable into another currency at their measurement date. These amendments are effective for annual periods beginning on or after January 1, 2025 and are not expected to have a significant impact on the Company.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for certain items which are measured at fair value.

The methods used to measure fair values are discussed in Note 5.

Operating segments

The Company sells crude oil, natural gas and natural gas liquids that is extracted from its Tishomingo field in Oklahoma under its wholly-owned subsidiary, BNK Petroleum (US) Inc. The Company has chosen its reportable segment by geographical area with the United States being its only reportable segment.

Functional and presentation currency

These consolidated financial statements are presented in US dollars, which is the Company’s functional and reporting currency.